Performance Management	Jan. 31, 2026
Boston Common ESG Impact International Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the International Fund. The bar chart below illustrates how the International Fund’s total returns have varied from year‑to‑year. The table below illustrates how the International Fund’s average annual total returns for the 1-year, 5-year and 10-year periods compare with that of a broad-based securities index. This comparison is provided to offer a broader market perspective. The International Fund’s past performance, before and after taxes, is not necessarily an indication of how the International Fund will perform in the future and does not guarantee future results. Updated performance information is available on the International Fund’s website at www.bostoncommonfunds.com.

Performance Past Does Not Indicate Future [Text]	The International Fund’s past performance, before and after taxes, is not necessarily an indication of how the International Fund will perform in the future and does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the International Fund.
Bar Chart [Heading]	Calendar Year Total Return As of December 31,
Bar Chart Closing [Text Block]

Highest Quarterly Return:	Q2, 2020	18.15%

Lowest Quarterly Return:	Q1, 2020	-19.34%

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	18.15%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(19.34%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, Return After Taxes on Distribution and Sale of Fund Shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of International Fund shares or provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from these shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on the individual investor’s situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
In certain cases, Return After Taxes on Distribution and Sale of Fund Shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of International Fund shares or provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from these shown.

Performance Availability Website Address [Text]	www.bostoncommonfunds.com
Boston Common ESG Impact U.S. Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the U.S. Equity Fund. The bar chart below illustrates how the U.S. Equity Fund’s total returns have varied from year‑to‑year. The table below illustrates how the U.S. Equity Fund’s average annual total returns for the 1-year, 5-year, and 10-year periods compare with that of a broad-based securities index. This comparison is provided to offer a broader market perspective. The U.S. Equity Fund’s past performance, before and after taxes, is not necessarily an indication of how the U.S. Equity Fund will perform in the future and does not guarantee future results. Updated performance information is available on the U.S. Equity Fund’s website at www.bostoncommonfunds.com.

Performance Past Does Not Indicate Future [Text]	The U.S. Equity Fund’s past performance, before and after taxes, is not necessarily an indication of how the U.S. Equity Fund will perform in the future and does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the U.S. Equity Fund.
Bar Chart [Heading]	Calendar Year Total Return As of December 31,
Bar Chart Closing [Text Block]

Highest Quarterly Return:	Q2, 2020	20.10%

Lowest Quarterly Return:	Q1, 2020	-18.67%

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	20.10%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(18.67%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on the individual investor’s situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Availability Website Address [Text]	www.bostoncommonfunds.com
Boston Common ESG Impact Emerging Markets Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Emerging Markets Fund. The bar chart below illustrates how the Emerging Market Fund’s total returns have varied from year‑to‑year. The table below illustrates how the Emerging Market Fund’s average annual total returns for the 1-year and since-inception periods compare with that of a broad-based securities index. This comparison is provided to offer a broader market perspective. The Emerging Market Fund’s past performance, before and after taxes, is not necessarily an indication of how the Emerging Market Fund will perform in the future and does not guarantee future results. Updated performance information is available on the Emerging Market Fund’s website at www.bostoncommonfunds.com.

Performance Past Does Not Indicate Future [Text]	The Emerging Market Fund’s past performance, before and after taxes, is not necessarily an indication of how the Emerging Market Fund will perform in the future and does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Emerging Markets Fund.
Bar Chart [Heading]	Calendar Year Total Return As of December 31,
Bar Chart Closing [Text Block]

Highest Quarterly Return:	Q4, 2022	12.74%

Lowest Quarterly Return:	Q3, 2022	-13.16%

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	12.74%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(13.16%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table Explanation after Tax Higher	In certain cases, Return After Taxes on Distribution and Sale of Fund Shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares or provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from these shown.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on the individual investor’s situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
In certain cases, Return After Taxes on Distribution and Sale of Fund Shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares or provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from these shown.

Performance Availability Website Address [Text]	www.bostoncommonfunds.com
Boston Common ESG Impact U.S. Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance information for the Fund is not included because the Fund had not commenced operations as of the date of this Prospectus. Performance information will be available once the Fund has at least one calendar year of performance. Updated performance information is available on the Fund’s website http://www.bostoncommonfunds.com.

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund had not commenced operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	http://www.bostoncommonfunds.com